Related party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Sep. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Revenue from related parties			$ 397,564	$ 321,324	$ 317,923
Related party transaction expenses			0	200	2,000
Related party transaction consultancy charges					400
Earned revenue under an agreement with the investee			500	1,400
Commercial Agreement
Defined Benefit Plan Disclosure [Line Items]
Term of Commercial Agreement	3 years
NBCUniversal Media, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue from related parties			2,900	3,600	$ 9,900
Related party transaction expenses			1,100	800
Outstanding receivable				0
Outstanding payable			300	0
NBCUniversal Media, LLC [Member] | Commercial Agreement
Defined Benefit Plan Disclosure [Line Items]
Minimum editorial promotion expense agreed to provide in each year	$ 1,000
Impression per year	200,000
Value of NBCU Base Shares	400,000
NBCUniversal Media, LLC [Member] | Commercial Agreement | HuffPost
Defined Benefit Plan Disclosure [Line Items]
Minimum editorial promotion expense agreed to provide in each year	$ 1,000
Investee
Defined Benefit Plan Disclosure [Line Items]
Outstanding receivable			$ 0	$ 900
Related party transaction investment in equity		$ 1,800